Summary of Significant Accounting Policies - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Gain on disposal of property, plant and equipment	$ 896	$ 5,342	$ 4,259
Government grants	$ 168,708
Government Assistance, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities